Summary of Significant Accounting Policies (Details) - Schedule of details regarding the exchange rate	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of details regarding the exchange rate [Abstract]
Consumer Price Index	101.1	101.8	101.2
Exchange rate of Euro	1.22	1.12	1.14
Exchange rate of NIS	0.31	0.29	0.27
Change in percentages of consumer price index	(0.69%)	0.60%	0.80%
Change in percentages of Euro	(9.32)	(2)	(4.4)
Change in percentages of NIS	(2.00%)	8.45%	7.50%